Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property and equipment
Total cost	$ 92,886	$ 68,310
Accumulated depreciation	(48,083)	(33,932)
Property and equipment, net	46,072	34,727
Depreciation	14,069	10,358	$ 8,879
Property and equipment, excluding asset under construction
Property and equipment
Property and equipment, net	44,803	34,378
Land
Property and equipment
Total cost	5,277	5,277
Buildings
Property and equipment
Total cost	3,554	3,554
Motor vehicles, furniture and fixtures
Property and equipment
Total cost	17,310	12,306
Assets under capital lease
Property and equipment
Total cost	887	115
Leasehold improvements
Property and equipment
Total cost	11,074	7,672
Capitalized software
Property and equipment
Total cost	12,985	9,766
Computers and office equipment
Property and equipment
Total cost	41,799	29,620
Assets under construction
Property and equipment
Property and equipment, net	$ 1,269	$ 349